Transactions With Related Parties (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Related Party Transaction [Line Items]
Indirect Ownership Interest Percentage	1.00%
Amount Incurred For leased office space	$ 2,184,377	$ 2,661,805	$ 3,020,155